Other Liabilities, Provisions, Contingencies and Commitments - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure of financial liabilities [line items]
Aggregate amount claimed against company				$ 81,683
Capital Commitments	$ 556
Brazil [member]
Disclosure of financial liabilities [line items]
Tax contingencies amount	53,937
Litigation amount	10,471	$ 7,739	$ 9,433
Coca-Cola FEMSA [member] | ICMS [member]
Disclosure of financial liabilities [line items]
Tax contingencies amount	10,378
Coca-Cola FEMSA [member] | Tax credits [member]
Disclosure of financial liabilities [line items]
Tax contingencies amount	34,102
Coca-Cola FEMSA [member] | Federal taxes [member]
Disclosure of financial liabilities [line items]
Tax contingencies amount	6,274
Coca-Cola FEMSA [member] | Value added tax [member]
Disclosure of financial liabilities [line items]
Tax contingencies amount	$ 3,183